Adoption of New and Revised Accounting Standards - Schedule of Financial Statements in Future Periods (Details)	12 Months Ended
Dec. 31, 2025
Amendment IAS 21 [Member]
Schedule of Financial Statements in Future Periods [Line Items]
Financial statements in future periods	Lack of convertibility between currencies
Amendment to IFRS 7 One [Member]
Schedule of Financial Statements in Future Periods [Line Items]
Financial statements in future periods	Classification and measurement of financial instruments
Amendment to IFRS 9 [Member]
Schedule of Financial Statements in Future Periods [Line Items]
Financial statements in future periods	Classification and measurement of financial instruments
Amendment to IAS 28 [Member]
Schedule of Financial Statements in Future Periods [Line Items]
Financial statements in future periods	Application of the equity method for the measurement of investments in subsidiaries
Amendment to IFRS 18 [Member]
Schedule of Financial Statements in Future Periods [Line Items]
Financial statements in future periods	New presentation and disclosure requirements in financial statements
Amendment to IFRS 19 [Member]
Schedule of Financial Statements in Future Periods [Line Items]
Financial statements in future periods	Reduced disclosures for subsidiaries without public accountability